Bank Loans and Notes Payables	12 Months Ended
Dec. 31, 2018
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Bank Loans and Notes Payables

Note 18. Bank Loans and Notes Payables

Expressed in millions of mexican pesos.	2019	2020	2021	2022	2023	2024 and following years	Carrying value as of December 31, 2018	Fair value as of December 31, 2018	Carrying value as of December 31, 2017
Short- term debt:
Fixed rate debt:
Argentine pesos
Bank loans	157	—	—	—	—	—	157	141	106
Interest rate	36.75	—	—	—	—	—	36.75%	—	22.40%
Uruguayan pesos
Bank loans	771	—	—	—	—	—	771	772	—
Interest rate	9.96%	—	—	—	—	—	9.96%	—	—

Subtotal	928	—	—	—	—	—	928	913	106

Variable rate debt:
Colombian pesos
Bank loans	454	—	—	—	—	—	454	454	1,951
Interest rate	5.58%	—	—	—	—	—	5.58%	—	7.28%

Subtotal	454	—	—	—	—	—	454	454	1,951

Short- term debt	1,382	—	—	—	—	—	1,382	1,367	2,057

Long term debt:
Fixed rate debt:
U.S. Dollar
Yankee bond	—	9,829	—	—	17,557	11,818	39,204	40,716	48,043
Interest rate	—	4.63%	—	—	3.88%	5.25%	4.48%	—	4.09%
Colombian pesos
Bank loans	—	—	—	—	—	—	—	—	728
Interest rate	—	—	—	—	—	—	—	—	9.63%
Brazilian reais
Notes payable (2)	4,653	—	—	—	—	—	4,653	4,516	6,707
Interest rate	0.38%	—	—	—	—	—	0.38%	—	0.38%
Bank loans	186	129	78	67	38	24	522	508	934
Interest rate	5.95%	5.95%	5.95%	5.95%	5.95%	5.95%	5.95%	—	5.78%
Mexican pesos
Senior notes	—	—	2,498	—	7,495	8,488	18,481	17,218	18,479
Interest rate	—	—	8.27%	—	5.46%	7.87%	6.95%	—	6.95%
Uruguayan pesos
Bank loans	—	573	—	—	—	—	573	573	—
Interest rate	—	10.15%	—	—	—	—	10.15%	—	—
U.S. Dollar
Financial leasings.	10	—	—	—	—	—	10	—	—
Interest rate	3.28%	—	—	—	—	—	3.28%	—	—

Subtotal	4,849	10,531	2,576	67	25,090	20,330	63,443	63,531	74,981

Variable rate debt:
Mexican pesos
Senior notes	—	—	—	1,497	—	—	1,497	1,276	1,496
Interest rate	—	—	—	8.61%	—	—	8.61%	—	7.70%
Bank loans	4,700	—	5,400	—	—	—	10,100	10,100	—
Interest rate	8.48%	—	8.62%	—	—	—	8.56%	—	—
U. S. Dollar
Bank loans	—	—	4,025	—	—	—	4,025	4,062	4,032
Interest rate	—	—	3.34%	—	—	—	3.34%	—	2.12%
Colombian pesos
Bank loans	424	424	—	—	—	—	848	848	—
Interest rate	5.61%	5.73%	—	—	—	—	5.67%	—	—
Brazilian reais
Bank loans	244	198	57	6	—	—	505	527	869
Interest rate	9.53%	9.53%	9.53%	9.53%	—	—	9.53%	—	8.50%
Notes payable	5	—	—	—	—	—	5	5	15
Interest rate	0.40%	—	—	—	—	—	0.40%	—	0.44%

Subtotal	5,373	622	9,482	1,503	—	—	16,980	16,818	6,412

Long term debt	10,222	11,153	12,058	1,570	25,090	20,330	80,423	80,349	81,303
Current portion of long term debt	10,222	—	—	—	—	—	10,222	—	10,114

Long- term debt	—	11,153	12,058	1,570	25,090	20,330	70,201	80,349	71,189

(1)	All interest rates shown in this table are weighted average contractual annual rates.

(2)

Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.

For the years ended December 31, 2018, 2017 and 2016, the interest expense related to the bank loans and notes payable is comprised as follows and included in the consolidated income statement under the interest expense caption:

	2018		2017		2016
Interest on debts and borrowings	Ps.	4,786	Ps.	4,337	Ps.	4,099
Capitalized interest		—		—		(32)
Finance charges for employee benefits		202		182		154
Derivative instruments		2,370		4,161		3,082
Finance operating charges		210		97		168

	Ps.	7,568	Ps.	8,777	Ps.	7,471

Coca-Cola FEMSA has the following debt bonds: a) registered with the Mexican stock exchange: i) Ps. 2,500 (nominal amount) with a maturity date in 2021 and fixed interest rate of 8.27% and ii) Ps. 7,500 (nominal amount) with a maturity date in 2023 and fixed interest rate of 5.46% iii) Ps. 1,500 (nominal amount) with a maturity date in 2022 and floating interest rate of TIIE + 0.25% iv) Ps. 8,500 (nominal amount) with a maturity date in 2027 and fixed interest rate of 7.87% and b) registered with the SEC : i) Senior notes of US. $ 500 with interest at a fixed rate of 4.63% and maturity date on February 15, 2020, ii) Senior notes of US. $900 with interest at a fixed rate of 3.88% and maturity date on November 26, 2023 and iii) Senior notes of US. $ 600 with interest at a fixed rate of 5.25% and maturity date on November 26, 2043 all of which are guaranteed by our subsidiaries: Propimex, S. de R.L. de C.V., Comercializadora La Pureza de Bebidas, S. de R.L. de C.V., Controladora Interamericana de Bebidas, S. de R.L. de C.V., Grupo Embotellador Cimsa, S. de R.L. de C.V., Refrescos Victoria del Centro, S. de R.L. de C.V., Distribuidora y Manufacturera del Valle de Mexico, S. de R.L. de C.V (as successor guarantor of Servicios Integrados Inmuebles del Golfo, S. de R.L. de C.V.) and Yoli de Acapulco, S. de R.L. de C.V. (“Guarantors”). In Note 27 we present supplemental guarantors consolidating financial information.

During 2018 Coca-Cola FEMSA had credit contracts in Mexican and Uruguayan peso with some banks for Ps. 10,100 and Ps. 1,344, respectively. On November 26, 2018, The Company paid the total balance of its bond in USD for USD 445 million

The Company has financing from different financial institutions under agreements that stipulate different restrictions and covenants, which mainly consist of maximum levels of leverage and capitalization as well as minimum consolidated net worth and debt and interest coverage ratios. As of the date of these consolidated financial statements, the Company was in compliance with all restrictions and covenants contained in its financing agreements.

18.1 Reconciliation of liabilities arising from financing activities.

			Cash flows				Non-cash flows
	Carrying Value at December 31, 2017		Repayments		Proceeds		Liability offset		Foreign Exchange movement		Translation Effect		Carrying Value at December 31, 2018
Short-term bank loans	Ps.	2,057	Ps.	(5,188)	Ps.	4,138	Ps.	—	Ps.	—	Ps.	375	Ps.	1,382
Short-term notes payable		—		—		—		—		—		—		—

Total short-term from financing activities	Ps.	2,057	Ps.	(5,188)	Ps.	4,138	Ps.	—	Ps.	—	Ps.	375	Ps.	1,382

Long-term bank loans		6,563		(1,702)		11,278		—		—		433		16,572
Long-term notes payable		74,740		(9,067)		—		(2,036)		1,157		(953)		63,841
Long-term lease liabilities		—		—		10		—		—		—		10

Total long-term from financing activities	Ps.	81,303	Ps.	(10,769)	Ps.	11,288	Ps.	(2,036)	Ps.	1,157	Ps.	(520)	Ps.	80,423

Current portion of long-term debt (1)	Ps.	10,114		—		—		—		—	Ps.	108	Ps.	10,222

Total from financing activities	Ps.	83,360	Ps.	(15,957)	Ps.	15,426	Ps.	(2,036)	Ps.	1,157	Ps.	(145)	Ps.	81,805

			Cash flows				Non-cash flows
	Carrying Value at December 31, 2016		Repayments		Proceeds		Foreign Exchange movement		Translation Effect		Carrying Value at December 31, 2017
Short-term bank loans	Ps.	1,573	Ps.	(1,013)	Ps.	489	Ps.	—	Ps.	1,008	Ps.	2,057
Short-term notes payable		—		—		—		—		—		—

Total short-term from financing activities	Ps.	1,573	Ps.	(1,013)	Ps.	489	Ps.	—	Ps.	1,008	Ps.	2,057

Long-term bank loans		8,594		(2,264)		1,999		190		(1,956)		6,563
Long-term notes payable		78,742		(9,832)		10,000		4,015		(8,185)		74,740

Total long-term from financing activities	Ps.	87,336	Ps.	(12,096)	Ps.	11,999	Ps.	4,205	Ps.	(10,141)	Ps.	81,303

Current portion of long-term debt (2)	Ps.	1,479		—		—		—		—	Ps.	10,114

Total from financing activities	Ps.	88,909	Ps.	(13,109)	Ps.	12,488	Ps.	4,205	Ps.	(9,133)	Ps.	83,360

(1)

The current portion for the long term debt as of December 31, 2018 is composed by notes payable in Brazilian reais for Ps. 4,653, bank loans in Brazil for Ps. 430 and a note payable for Ps. 5 in Brazilian reais, a financial leasing in Uruguay for Ps. 10, bank loans for Ps. 424 in Colombia and a bank loan in México for and amount of Ps. 4,700.

(2)

Current portion of long term debt at December 31, 2017 includes: a) bank loans denominated in brazilian reais for an equivalent amount in Ps. 602, b) senior notes denominated in US dollars for an equivalent amount in Ps. 8,774, c) notes payable denominated in Brazilian reais for an equivalent amount in Ps. 10 and d) bank loans denominated in Colombian pesos for an equivalent amount in Ps. 728.